UNITED STATES
                      SECUTITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC  20549


                             FORM 13F COVER PAGE

REPORT FOR THE CALENDAR YEAR OR QUARTER ENDED:  December 31, 2004

CHECK HERE IF AMENDMENT [ ]; AMENDMENT NUMBER;
THIS AMENDMENT (CHECK ONLY ONE.): [ ] IS A RESTATEMENT
                                  [ ] ADDS NEW HOLDINGS ENTRIES.

INSTITUTIONAL INVESTMENT MANAGER FILLING THIS REPORT:

NAME:    HENRY H. ARMSTRONG ASSOCIATES, INC.
ADDRESS: 1706 ALLEGHENY TOWER
         625 STANWIX STREET
         PITTSBURGH, PA  15222

13F FILE NUMBER:    28-7012

THE INSTITUTIONAL INVESTMENT MANAGER FILING THIS REPORT AND THE PERSON BY WHOM IT IS SIGNED HEREBY REPRESENT THAT THE PERSON SIGNING THE REPORT IS
AUTHORIZED TO SUBMIT IT, THAT ALL INFORMATION CONTAINED HEREIN IS TRUE, CORRECT AND COMPLETE, AND THAT IT IS UNDERSTOOD THAT ALL REQUIRED ITEMS, STATEMENTS, SCHEDULES, LISTS, AND TABLES, ARE CONSIDERED INTEGRAL PARTS
OF THIS FORM.

PERSON SIGNING THIS REPORT ON BEHALF OF REPORTING MANAGER:

NAME:      JAMES MCKAY ARMSTRONG
TITLE:     PRESIDENT
PHONE:     412-471-1551
SIGNATURE, PLACE, AND DATE OF SIGNING:

   JAMES MCKAY ARMSTRONG             PITTSBURGH, PA          February 2, 2005


REPORT TYPE (CHECK ONLY ONE.):

[X]    13F HOLDINGS REPORT
[ ]    13F NOTICE
[ ]    13F COMBINATION REPORT

LIST OF OTHER MANAGERS REPORTING FOR THIS MANAGER:



I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                                  FORM 13F SUMMARY PAGE

REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:             0

FORM 13F INFORMATION TABLE ENTRY TOTAL:        48
FORM 13F INFORMATION VALUE TOTAL:              $338422

LIST OF OTHER INCLUDED MANAGERS:

NO.         13F FILE NUMBER                NAME




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
FORM 13F INFORMATION TABLE


NAME OF ISSUER  TITLE     CUSIP    VALUE  SHARES/ INVSTMNT  OTHER  VOTING AUTH
	       OF CLASS          (X$1000) PRN AMT DSCRETN   MGRS  SOLE SHRD NONE
.................................................................................
Abbott Labs     Common	002824100   2186     46853   Sole		     46853
American ExpressCommon  025816109    234      4150   Sole		      4150
Am. Intl. Gr	Common	026874107    586      8928   Sole                     8928
Amgen Inc.      Common  031162100    397      6182   Sole                     6182
Anheuser Busch  Common  035229103    560     11045   Sole                    11045
Automatic Data 	Common	053015103   4641    104641   Sole                   104641
Berkshire Hath	Common	084670108  67947       773   Sole                      773
Berkshire Hath	Common	084670207   7798      2656   Sole                     2656
Buckeye PartnersL.P.    118230101    277      6550   Sole                     6550
Chevron Texaco  Common	166764100    754     14358   Sole                    14358
Cisco Systems	Common	17275R102   4663    241369   Sole                   241369
Coca-Cola Co.	Common	191216100  13112    314894   Sole                   314894
Costco WholesaleCommon	22160K105    230      4750   Sole		      4750
Dell Computer   Common	24702R101    214      5070   Sole		      5070
Emerson Elec.	Common	291011104    603      8605   Sole                     8605
ExxonMobil	Common	30231G102   4003     78097   Sole                    78097
First Data      Common	319963104  23765    558645   Sole                   558645
General ElectricCommon	369604103  12722    348546   Sole                   348546
Gillette Co.	Common	375766102  24157    539455   Sole                   539455
Hewlett Packard	Common	428236103   1049     50008   Sole                    50008
H.J. Heinz Co.	Common	423074103   1380     35388   Sole		     35388
IBM		Common	459200101   1075     10904   Sole                    10904
Intel Corp.	Common	458140100   6787    290187   Sole                   290187
Johnson & JohnsoCommon	478160104  22824    359888   Sole                   359888
Linear TechnologCommon	535678106  21543    555810   Sole		    555810
Lexmark Int'l   Common  529771107    298      3510   Sole                     3510
MBNA Corp       Common  55262L100    281      9962   Sole                     9962
Medtronic	Common	585055106  14223    286351   Sole                   286351
Merck & Co.	Common	589331107   1146     35646   Sole                    35646
Microsoft	Common	594918104  22198    830767   Sole                   830767
3M Company 	Common	604059105   1860     22668   Sole                    22668
Moody's Corp.	Common	615369105  31356    361034   Sole		    361034
National City 	Common	635405103   1642     43740   Sole                    43740
Old REpublic IntCommon	680223104    228      9000   Sole                     9000
Paychex Inc     Common  704326107    413     12112   Sole                    12112
PepsiCo		Common	713448108   1194     22872   Sole                    22872
Pfizer Inc.	Common	717081103   3651    135765   Sole                   135765
Procter & GambleCommon	742718109   2097     38074   Sole                    38074
Royal Dutch PetrCommon  780257804    242      4225   Sole                     4225
Sara Lee Corp	Common	803111103    244     10100   Sole                    10100
Sysco Corp.	Common	871829107    354      9287   Sole		      9287
Teppco Partners L.P.	872384102    299      7600   Sole                     7600
Valspar Corp.	Common	920355104    305      6100   Sole                     6100
Walgreen Co.	Common	931422109  19995    521115   Sole                   521115
Wal-mart Stores Common  931142103    649     12291   Sole                    12291
Walt Disney Co.	Common	254687106    626     22521   Sole                    22521
Wells Fargo     Common  949746101    267      4300   Sole                     4300
Wm. Wrigley Jr. Common	982526105  10733    155130   Sole                   155130
Wyeth           Common  983024100    614     14408   Sole                    14408